Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ 7,524	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of fixed assets	684	777	1,354	1,522	3,053	3,205	2,937
Amortization of housing tax credits	1,398	1,537	2,796	3,073	6,147	6,778	7,046
Realized loss (gain) on sales of available-for-sale securities	0	(104)	111	(104)	454	4	(1,944)
Provision for (recapture of) loan losses	515	(2,638)	729	(5,176)	(7,466)	(1,002)	12,648
Income from company-owned life insurance	(560)	(537)	(1,131)	(1,079)	(2,656)	(2,325)	(2,303)
Deferred tax (benefit)	(1,234)	(214)	(1,560)	611	1,397	(1,659)	(3,830)
Loss on disposal of fixed assets	0	6	0	6	(4,533)	(1,063)	7
Accretion of securities	(466)	(315)	(815)	(629)	(1,622)	(1,380)	(1,087)
Amortization of securities	2,350	2,906	4,643	5,863	11,117	9,870	5,791
Share-based compensation expense	581	506	1,188	999	2,000	283	146
Repayment of operating lease liabilities	(810)	(555)	(1,631)	(1,123)	(2,330)	(2,076)	(2,020)
(Gain) on loans held-for-sale	(15)	(52)	(28)	(60)	(58)	(194)	(122)
Proceeds from sale of loans held-for-sale	658	2,604	2,845	9,526	9,585	50,194	59,896
Change in fair value of loans held-for-sale	7	23	6	23	23	(23)
Originations of loans held-for-sale	(1,010)	(1,326)	(3,307)	(2,300)	(2,300)	(42,969)	(66,016)
(Increase) decrease in accrued interest receivable	323	(680)	700	(496)	(228)	(1,469)	(5,671)
(Increase) decrease in other assets	(1,235)	4,027	2,750	(968)	501	2,581	(2,334)
Increase in accrued interest payable and other liabilities	2,216	(896)	656	1,761	3,960	32	(6,453)
Net cash flows provided by operating activities	10,926	14,195	22,864	30,972	61,057	54,952	23,190
Cash Flows from Investing Activities
Proceeds from maturities, prepayments, and calls of securities available-for-sale, net	28,883	66,373	52,500	120,207	213,596	194,578	188,653
Proceeds from sale of securities available-for-sale, net	0	87,033	77,780	87,033	195,907	700	49,233
Purchases of securities available-for-sale, net	0	(158,035)	0	(262,116)	(367,615)	(669,951)	(679,933)
Sales of restricted stock	22,232	2,250	27,447	3,562	22,718	1,988	2,252
Purchases of restricted stock	(14,918)	(469)	(14,918)	(4,969)	(27,081)	(1,875)	(8,500)
Purchases of property and equipment, net of disposals	(2,671)	(109)	(4,367)	(746)	(23,075)	(1,083)	(2,697)
(Purchase of) company-owned life insurance	(6)	(1)	(6)	(6)
(Increase) in loans made to customers, net	(64,517)	(15,235)	(113,748)	(12,639)	(151,352)	88,716	45,277
Net cash (used in) provided by investing activities	(30,997)	(18,193)	24,688	(69,674)	(127,563)	(384,278)	(405,738)
Cash Flows from Financing Activities
Net increase (decrease) in non-interest-bearing accounts	(53,969)	34,634	(84,296)	56,901	29,845	78,838	230,997
Net increase (decrease) in interest-bearing accounts	165,960	5,567	169,159	(29,896)	(42,862)	65,133	162,958
Increase (decrease) in other short-term borrowings	(21,400)	(50,000)	(94,100)	35,000
Repayment of finance lease liabilities	(39)	(38)	(80)	(76)	(152)	(152)
Cash dividends paid	(3,936)	(3,935)	(7,872)	(7,871)	(15,742)	(14,871)	(14,905)
Sale of treasury stock	99	27	141	96
Net cash flows provided by (used in) financing activities	86,715	(13,745)	(17,048)	54,154	39,438	177,985	527,505
Increase (decrease) in cash and cash equivalents	66,644	(17,743)	30,504	15,452	(27,068)	(151,341)	144,957
Beginning of period	50,295	77,363	50,295	77,363	77,363	228,704	83,747
End of period	116,939		80,799	92,815	50,295	77,363	228,704
Cash payments for:
Interest paid to depositors	4,276	413	14,302	795	3,411	2,856	10,194
Interest paid on other borrowed funds	3,952	375	8,379	881	4,324	1,430	1,456
Interest paid on finance lease	15	16	30	32	63	39	6
Income taxes	0	0	275	550	950	1,347	1,400
Change in unrealized gains on available-for-sale securities	21,795	(80,770)	15,255	(139,452)	(182,088)	(20,165)	26,668
Lease liability arising from obtaining right-of-use assets	$ 0	$ 0	0	502	1,558	$ 2,221	$ 3,310
Transfers from portfolio loans to loans held-for-sale			0	19,594	19,594
Financing of sale from loan held-for-sale			$ 0	$ 9,000	$ 9,000